Related Party Transactions - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 director Institution	Dec. 31, 2019 director Institution
Related Party Transaction [Line Items]
Number of financial institutions to which tranches of debt is issued | Institution	5	5
Percentage of common stock held by related party to have the right to nominate and designate one director	10.00%	10.00%
Right to nominate number of director | director	1	1
Aristeia
Related Party Transaction [Line Items]
Percentage of common stock held by related party	5.00%	5.00%
Highbridge
Related Party Transaction [Line Items]
Percentage of common stock held by related party	5.00%	5.00%
Mudrick
Related Party Transaction [Line Items]
Percentage of common stock held by related party	5.00%	5.00%
Whitebox
Related Party Transaction [Line Items]
Percentage of common stock held by related party	5.00%	5.00%
Wolverine
Related Party Transaction [Line Items]
Percentage of common stock held by related party	5.00%	5.00%